Convertible Promissory Notes (Details Narrative) - USD ($)	1 Months Ended
	Jul. 26, 2017	Oct. 31, 2019	Oct. 31, 2018
Reserve Quantities [Line Items]
Repayment of principal amount		$ 107,777	$ 442,223
Accrued interest			$ 127,915
G R U Properties L L C [Member]
Reserve Quantities [Line Items]
Convertible promissory notes description	$50,000 of the outstanding principal was repaid and the remaining principal of $50,000 was extended to August 1, 2018. On August 1, 2018, the holder of the convertible promissory note accepted a new convertible promissory note in the amount of $57,500 in exchange for the current note and $7,500 of accrued interest. The new convertible promissory note had a maturity date to August 1, 2019, with interest at 12.5% per annum, payable monthly. During the year ended October 31, 2019, the principal and accrued interest was paid in full and the Company derecognized the corresponding derivative liability resulting in a gain on derecognition of $39,500 included in the statement of loss and comprehensive loss.
G R Unlimited [Member]
Reserve Quantities [Line Items]
Accrued interest		272,991
Outstanding principal amount		$ 1,000,000